INCOME TAX (Details - Components of loss before income tax) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income taxes	$ (633,441)	$ (20,873)
UNITED STATES
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income taxes	0	(129,121)
VIRGIN ISLANDS, BRITISH
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income taxes	(147,494)	(31,775)
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income taxes	$ (485,947)	$ 140,023